UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23286

HARVEST VOLATILITY EDGE TRUST

(Exact name of registrant as specified in charter)

420 Lexington Ave., Suite 2620, New York, New York 10170

(Address of principal executive offices) (Zip code)

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 682-7822

Date of fiscal year end: October 31

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1. Schedule of Investments.

THE HARVEST EDGE ABSOLUTE FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (UNAUDITED)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (22.94%)
SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF (a)	29,898	$2,738,059

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,733,360)		2,738,059

PURCHASED OPTIONS (0.30%)(b)
S&P® 500 Index	190	36,000

TOTAL PURCHASED OPTIONS
(Cost $61,359)		36,000

	Yield		Principal
SHORT TERM INVESTMENTS (73.80%)
United States Treasury Bill, 09/06/2018(a)(c)	1.86	%(c)	$8,823,000	8,806,435

TOTAL SHORT TERM INVESTMENTS
(Cost $8,806,597)				8,806,435
TOTAL INVESTMENTS (97.04%)
(Cost $11,601,316)				$11,580,494

WRITTEN OPTIONS (premiums received $194,387) (-1.03%)				(123,380)

Other Assets In Excess Of Liabilities (3.99%)(d)				476,211

NET ASSETS (100.00%)				$11,933,325

(a)	All or a portion of this security is held as collateral for the written call and put options. As of July 31, 2018, the total value of securities held as collateral for the written options is $5,349,984.
(b)	See Purchased Options schedule for more details.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(d)	Includes cash being held as collateral.

Schedule of Purchased and Written Options

Purchased Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,925	08/17/2018	32	$9,012,128	$3,944	$1,840	$(2,104)
S&P® 500 Index	Interactive Brokers	$2,925	08/24/2018	32	9,012,128	4,967	4,080	(887)
S&P® 500 Index	Interactive Brokers	$2,925	09/07/2018	31	8,730,499	16,285	8,370	(7,915)
					$26,754,755	$25,196	$14,290	$(10,906)

Purchased Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,575	08/17/2018	32	9,012,128	11,400	4,800	(6,600)
S&P® 500 Index	Interactive Brokers	$2,500	08/24/2018	32	9,012,128	12,167	5,440	(6,727)
S&P® 500 Index	Interactive Brokers	$2,525	09/07/2018	31	8,730,499	12,596	11,470	(1,126)
					$26,754,755	$36,163	$21,710	$(14,453)

Total Purchased Options					$53,509,510	$61,359	$36,000	$(25,359)

Written Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,700	08/17/2018	32	$9,012,128	$(27,544)	$(12,320)	$15,224
S&P® 500 Index	Interactive Brokers	$2,675	08/24/2018	32	9,012,128	(33,913)	(15,360)	18,553
S&P® 500 Index	Interactive Brokers	$2,725	09/07/2018	31	8,730,499	(40,197)	(39,060)	1,137
					$26,754,755	$(101,654)	$(66,740)	$34,914

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,875	08/17/2018	32	9,012,128	(24,048)	(9,760)	14,288
S&P® 500 Index	Interactive Brokers	$2,875	08/24/2018	32	9,012,128	(15,065)	(17,120)	(2,055)
S&P® 500 Index	Interactive Brokers	$2,875	09/07/2018	31	8,730,499	(53,620)	(29,760)	23,860
					$26,754,755	$(92,733)	$(56,640)	$36,093

Total Written Options					$53,509,510	$(194,387)	$(123,380)	$71,007

See Notes to Quarterly Schedule of Investments and Schedule of Purchased and Written Options for more details.

THE HARVEST EDGE EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (UNAUDITED)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (95.67%)
iShares® Core S&P® 500 ETF (a)	966	$273,648
SPDR® S&P® 500 ETF Trust (a)	974	274,015
Vanguard S&P® 500 ETF (a)	1,059	273,646
Vanguard Total Stock Market ETF (a)	1,887	273,785

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,041,078)		1,095,094

PURCHASED OPTIONS (0.10%)(b)
S&P® 500 Index	6	1,145

TOTAL PURCHASED OPTIONS
(Cost $1,947)		1,145

TOTAL INVESTMENTS (95.77%)
(Cost $1,043,025)		$1,096,239

WRITTEN OPTIONS (premiums received $6,195) (-0.34%)		(3,925)

Other Assets In Excess Of Liabilities (4.57%)(c)		52,315

NET ASSETS (100.00%)		$1,144,629

(a)	All or a portion of this security is held as collateral for the written call and put options. As of July 31, 2018, the total value of securities held as collateral for the written options is $284,434.
(b)	See Purchased Options schedule for more details.
(c)	Includes cash being held as collateral.

Schedule of Purchased and Written Options

Purchased Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,925	08/17/2018	1	$281,629	$124	$58	$(66)
S&P® 500 Index	Interactive Brokers	$2,925	08/24/2018	1	281,629	155	127	(28)
S&P® 500 Index	Interactive Brokers	$2,925	09/07/2018	1	281,629	525	270	(255)
					$844,887	$804	$455	$(349)

Purchased Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,575	08/17/2018	1	281,629	356	150	(206)
S&P® 500 Index	Interactive Brokers	$2,500	08/24/2018	1	281,629	380	170	(210)
S&P® 500 Index	Interactive Brokers	$2,525	09/07/2018	1	281,629	407	370	(37)
					$844,887	$1,143	$690	$(453)

Total Purchased Options					$1,689,774	$1,947	$1,145	$(802)

Written Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,700	08/17/2018	1	$281,629	$(861)	$(385)	$476
S&P® 500 Index	Interactive Brokers	$2,675	08/24/2018	1	281,629	(1,060)	(480)	580
S&P® 500 Index	Interactive Brokers	$2,725	09/07/2018	1	281,629	(1,296)	(1,260)	36
					$844,887	$(3,217)	$(2,125)	$1,092

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,875	08/17/2018	1	281,629	(778)	(305)	473
S&P® 500 Index	Interactive Brokers	$2,875	08/24/2018	1	281,629	(471)	(535)	(64)
S&P® 500 Index	Interactive Brokers	$2,875	09/07/2018	1	281,629	(1,729)	(960)	769
					$844,887	$(2,978)	$(1,800)	$1,178

Total Written Options					$1,689,774	$(6,195)	$(3,925)	$2,270

See Notes to Quarterly Schedule of Investments and Schedule of Purchased and Written Options for more details.

THE HARVEST EDGE BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (UNAUDITED)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (94.93%)
Schwab U.S. Aggregate Bond ETF (a)	4,871	$245,888
SPDR® Portfolio Aggregate Bond ETF (a)	8,829	245,711
iShares® Core U.S. Aggregate Bond ETF (a)	2,320	246,059
Vanguard Total Bond Market ETF (a)	3,112	245,786

TOTAL EXCHANGE-TRADED FUNDS
(Cost $991,819)		983,444

PURCHASED OPTIONS (0.11%)(b)
S&P® 500 Index	6	1,145

TOTAL PURCHASED OPTIONS
(Cost $1,947)		1,145

TOTAL INVESTMENTS (95.04%)
(Cost $993,766)		$984,589

WRITTEN OPTIONS (premiums received $6,195) (-0.38%)		(3,925)

Other Assets In Excess Of Liabilities (5.34%)(c)		55,273

NET ASSETS (100.00%)		$1,035,937

(a)	All or a portion of this security is held as collateral for the written call and put options. As of July 31, 2018, the total value of securities held as collateral for the written options is $263,477.
(b)	See Purchased Options schedule for more details.
(c)	Includes cash being held as collateral.

Schedule of Purchased and Written Options

Purchased Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,925	08/17/2018	1	$281,629	$123	$58	$(65)
S&P® 500 Index	Interactive Brokers	$2,925	08/24/2018	1	281,629	155	127	(28)
S&P® 500 Index	Interactive Brokers	$2,925	09/07/2018	1	281,629	526	270	(256)
					$844,887	$804	$455	$(349)

Purchased Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,575	08/17/2018	1	281,629	356	150	(206)
S&P® 500 Index	Interactive Brokers	$2,500	08/24/2018	1	281,629	380	170	(210)
S&P® 500 Index	Interactive Brokers	$2,525	09/07/2018	1	281,629	407	370	(37)
					$844,887	$1,143	$690	$(453)

Total Purchased Options					$1,689,774	$1,947	$1,145	$(802)

Written Put Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,700	08/17/2018	1	$281,629	$(860)	$(385)	$475
S&P® 500 Index	Interactive Brokers	$2,675	08/24/2018	1	281,629	(1,060)	(480)	580
S&P® 500 Index	Interactive Brokers	$2,725	09/07/2018	1	281,629	(1,297)	(1,260)	37
					$844,887	$(3,217)	$(2,125)	$1,092

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P® 500 Index	Interactive Brokers	$2,875	08/17/2018	1	281,629	(777)	(305)	472
S&P® 500 Index	Interactive Brokers	$2,875	08/24/2018	1	281,629	(471)	(535)	(64)
S&P® 500 Index	Interactive Brokers	$2,875	09/07/2018	1	281,629	(1,730)	(960)	770
					$844,887	$(2,978)	$(1,800)	$1,178

Total Written Options					$1,689,774	$(6,195)	$(3,925)	$2,270

See Notes to Quarterly Schedule of Investments and Schedule of Purchased and Written Options for more details.

Harvest Volatility Edge Trust

Notes to Quarterly Schedule of Investments
July 31, 2018 (Unaudited)

Note 1 — Organization and Registration

Harvest Volatility Edge Trust (the “Trust”) is an open end management investment company created as a Delaware business statutory trust on August 28, 2017 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund (each a “Fund” and collectively, the “Funds”). The Fund's investment adviser is Harvest Volatility Management LLC (the "Adviser"). The Funds are open end, diversified management investment companies registered under the 1940 Act.

The Harvest Edge Absolute Fund seeks to provide total return independent of general market direction.

The Harvest Edge Equity Fund seeks investment results that generally correspond to the total return performance of U.S. large capitalization equity securities while generating incremental income.

The Harvest Edge Bond Fund seeks investment results that generally correspond to the total return performance of bonds while generating incremental income.

The Trust offers Investor and Institutional share classes. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Note 2 — Significant Accounting Policies

Basis of Presentation

Use of Estimates: The preparation of the schedule of investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the schedule of investments during the period reported. Actual amounts may differ from those estimates, and the valuations reflected in the schedule of investments may differ from the value the Funds ultimately realize upon sale of the holdings. The Funds are considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation: The net asset value per common share of the Funds is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Trusts Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies. Shares of Exchange Traded Funds (“ETFs”) will usually be valued in the same manner as equity securities that are traded on an exchange.

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/ dealers that make a market in the security.

An exchange-traded option is valued on the valuation day at the mean of the bid and ask prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant Exchange or Board of Trade for non-U.S. listed options. Flexible exchange options cleared by the Options Clearing Corporation will be valued by a pricing vendor. When the Fund writes a call option, it records the premium as an asset and equivalent liability and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding sentences.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018:

Harvest Edge Absolute Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$2,738,059	$–	$–	$2,738,059
Purchased Options	36,000	–	–	36,000
Short Term Investments	–	8,806,435	–	8,806,435
TOTAL	$2,774,059	$8,806,435	$–	$11,580,494
Other Financial Instruments
Liabilities
Written Options	$(123,380)	$–	$–	$(123,380)
TOTAL	$(123,380)	$–	$–	$(123,380)

Harvest Edge Equity Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$1,095,094	$–	$–	$1,095,094
Purchased Options	1,145	–	–	1,145
TOTAL	$1,096,239	$–	$–	$1,096,239
Other Financial Instruments
Liabilities
Written Options	$(3,925)	$–	$–	$(3,925)
TOTAL	$(3,925)	$–	$–	$(3,925)

Harvest Edge Bond Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$983,444	$–	$–	$983,444
Purchased Options	1,145	–	–	1,145
TOTAL	$984,589	$–	$–	$984,589
Other Financial Instruments
Liabilities
Written Options	$(3,925)	$–	$–	$(3,925)
TOTAL	$(3,925)	$–	$–	$(3,925)

The Funds recognize transfers between the levels as of the end of the period. For the period ended July 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities.

Note 3 — Derivative Instruments

Derivatives Risk: The options in which the Funds invest are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These additional risks include leverage, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of derivatives may also expose a Fund to the performance of securities that the Fund does not own.

Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out (or sell) or purchase a derivative at a particular time or at an anticipated price.

Options in which the Funds invest are usually traded on an exchange or through a central counterparty. The Fund is thus subject to the credit risk of the clearinghouse. Certain derivatives are subject to mandatory exchange trading and/or clearing. Central clearing is intended to reduce counterparty credit risk and is intended to increase liquidity but does not make derivatives transactions risk-free. To the extent that a Fund invests in options that are not traded on an exchange or through a central counterparty, the Adviser will evaluate the creditworthiness and financial responsibility of any counterparty based on factors deemed relevant by the Adviser. However, any such transaction would be subject to risks associated with the particular counterparty, including its creditworthiness.

The skills necessary to successfully execute options strategies may be different from those for more traditional portfolio management techniques, and if the Adviser is incorrect about its expectations of market conditions, the use of options could also result in a loss that may substantially exceed the Fund’s initial investment. Use of derivatives may also cause a Fund to be subject directly or indirectly to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may, in some cases, cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates when distributed to shareholders) than if the Fund had not engaged in such transactions.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	September 27, 2018

By:	/s/ P. Joseph Clough
Name:	P. Joseph Clough
Title:	Treasurer

Date:	September 27, 2018